Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,400	£ 1,651
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	434	458
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	674	686
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	268	472
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 24	£ 35